DISCONTINUED OPERATIONS - Additional Information (Details) - USD ($)				3 Months Ended	12 Months Ended
	Apr. 28, 2017	Jan. 01, 2017	Feb. 04, 2013	Mar. 31, 2017	Jun. 29, 2018	Jun. 30, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operations, per diluted share (in dollars per share)					$ (0.02)	$ (0.68)
Discontinued Operations, Disposed of by Sale | IT Services | Critical Networks
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of discontinued operations, subject to post-closing adjustments, net	$ 646,000,000
Gain (loss) on sale of discontinued operations, before tax	(28,000,000)
Gain (loss) on disposal of discontinued operation, net of tax	$ 55,000,000
Discontinued operations, per diluted share (in dollars per share)	$ 0.44
Discontinued operation, period of continuing involvement after disposal	18 months
Goodwill assigned to disposal group				$ 487,000,000
Non-cash impairment asset charge in discontinued operations				240,000,000
Goodwill impairment loss				$ 228,000,000
Discontinued Operations, Disposed of by Sale | Caprock
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of discontinued operations, subject to post-closing adjustments, net		$ 368,000,000
Gain (loss) on sale of discontinued operations, before tax		14,000,000
Gain (loss) on disposal of discontinued operation, net of tax		$ 61,000,000
Discontinued operations, per diluted share (in dollars per share)		$ 0.49
Discontinued Operations, Disposed of by Sale | Broadcast Communications
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset sale agreement			$ 225,000,000
Cash consideration received on sale of disposal group			160,000,000
Asset sale agreement promissory note			15,000,000
Asset sale agreement earnout			$ 50,000,000